Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000909466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2019
Prospectus Date	rr_ProspectusDate	Nov. 22, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A